Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			€ 254
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 382
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			33
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	382
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			221
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,329
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,645	€ 5,343
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,329
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,645	5,343
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,803	6,002	5,057
Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	185	79	692
Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,372	5,725	4,144
Financial assets at fair value, class [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	247	198	221
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	141	134	805
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	431	277
Equity investments [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			659
Equity investments [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	185	79
Equity investments [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	141	134	146
Equity investments [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	247	198
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			2,683
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	642	123
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			2,683
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	642	123
Investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,206	4,696	553
Investments at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,206	4,696	553
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			762
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		772
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			762
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		772
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets, fair value	7,891	6,112	5,081
IFRS Cash and Cash Equivalents [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	7,891	6,112	5,081
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,140		2,558
IFRS Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,751	2,462
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,140		2,558
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 2,751	2,462
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			2,523
IFRS Cash [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		3,651
IFRS Cash [Member] | Level 1 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			€ 2,523
IFRS Cash [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 3,651